Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,597,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,381.31
Offering Note	(a) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-276141), in accordance with Rules 456(b) and 457(r) under the Securities Act. (b) The Proposed Maximum Offering Price Per Unit is 99.813%.